OPERATING EXPENSES - Cost of equipment and handsets (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cost of equipment
Inventory balance at the beginning of the year	$ (71,636)	$ (47,048)	$ (45,421)
Plus:
Purchases	(207,360)	(291,420)	(255,879)
Others	13,719	24,945	20,025
Less:
Inventory balance at the end of the year	68,228	71,636	47,048
Cost of equipment	$ (197,049)	$ (241,887)	$ (234,227)